Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Sales	$ 50,397,000	$ 30,953,500
Cost of Sales	48,393,800	27,645,100
Gross Profit	2,003,200	3,308,400
Operating Expenses	5,493,900	3,466,800
Operating Loss	(3,490,700)	(158,400)
Other Income (Expense)
Forgiveness of Debt PPP Loan	562,300
Other Income	4,000	79,100
Other Expenses	(70,300)
Loss on Sale of Equipment	(267,700)
Interest Expense	(382,900)	(358,300)
Total Other Income (Expense)	(154,600)	(279,200)
Loss Before Income Tax	(3,645,300)	(437,600)
Income Tax Benefit (Expense)	(116,800)	634,600
Net Income (Loss)	(3,762,100)	197,000
Net Loss Attributable to Non-controlling interest	(229,300)	(38,600)
Net Income (Loss) Attributable to Stockholders	$ (3,532,800)	$ 235,600
Net Income (Loss) Per Share - Basic and Diluted	$ (0.84)	$ 0.07
Weighted Average Common Shares Outstanding - Basic and Diluted	4,214,418	3,513,517